Net Finance Income (Expense) - Summary of Net Finance Income (Expense) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of details of finance income expense [line items]
Other finance expenses and income, net	$ 918	$ (461)	$ 1,011	$ (406)
Receivables from the electricity sector [Member]
Disclosure of details of finance income expense [line items]
Other finance expenses and income, net			$ 580